Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 1,517	¥ 1,414	¥ 4,540	¥ 4,243
Interest cost	175	174	594	520
Expected return on plan assets	(666)	(607)	(1,997)	(1,820)
Amortization of prior service credit	(17)	(44)	(50)	(133)
Amortization of net actuarial loss	103	330	309	990
Net periodic pension cost	1,112	1,267	3,396	3,800
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	992	814	2,966	2,440
Interest cost	327	420	986	1,247
Expected return on plan assets	(1,046)	(904)	(3,139)	(2,677)
Amortization of prior service credit	(85)	(75)	(253)	(222)
Amortization of net actuarial loss	128	71	383	208
Amortization of transition obligation	0	0	1	1
Net periodic pension cost	¥ 316	¥ 326	¥ 944	¥ 997